Financial Instruments and Risk Management - Schedule of Financial Instruments and Risk Management (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)
Financial assets at amortized cost
Trade receivables	RM 24,972,158	$ 5,928,108	RM 21,273,094
Other receivables	5,925,568	1,406,664	930,246
Amount due from related parties	6,380,850	1,514,742	2,420,493
Cash and bank balances	23,037,161	5,468,763	13,901,973	RM 10,034,522
Total financial assets	60,315,737	14,318,277	38,525,806
Financial liabilities at amortized cost
Trade payables	(25,154,330)	(5,971,354)	(27,396,814)
Other payables and accrued liabilities	(12,810,351)	(3,041,033)	(31,816,499)
Bank and other borrowings	(55,316,394)	(13,131,488)	(35,039,857)
Amount due to related parties	(3,114,186)	(739,273)	(2,168,066)
Total financial liabilities	RM (96,395,261)	$ (22,883,148)	RM (96,421,236)